Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,400	$ 4,400	$ 16,400	$ 10,200	$ 15,170	$ 10,498	$ 10,111